PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of September 30, 2017 (unaudited)

Equities	Shares	Market Value ($)

Apparel (3.5%)
VF Corp.	8,775,903	557,884,154

Chemicals (6.6%)
Compass Minerals International Inc. Ω λ	1,519,769	98,633,008
PPG Industries Inc.	2,118,141	230,157,201
Praxair Inc.	5,118,476	715,255,836
		1,044,046,045

Computers (1.8%)
Apple Inc.	1,848,717	284,924,264

Consumer Services (2.9%)
Starbucks Corp.	8,387,837	450,510,725

Cosmetics & Personal Care (2.0%)
Procter & Gamble Co.	3,423,000	311,424,540

Entertainment (4.0%)
The Walt Disney Co.	6,454,534	636,223,416

Financial Services (10.7%)
Charles Schwab Corp.	9,005,055	393,881,106
Mastercard Inc., Class A	2,969,000	419,222,800
PayPal Holdings Inc. θ	4,528,781	289,977,847
Wells Fargo & Co.	10,594,806	584,303,551
		1,687,385,304

Food Products (4.4%)
Mondelez International Inc., Class A	10,146,956	412,575,231
Sysco Corp.	5,379,409	290,219,116
		702,794,347

Health Care Products (5.0%)
Danaher Corp.	9,128,657	783,056,197

Health Care Services (0.9%)
Hologic Inc. θ	4,082,469	149,785,788

Home Products (3.8%)
The Clorox Company	3,494,014	460,895,387
WD-40 Co. Ω	1,220,000	136,518,000
		597,413,387

Industrial Manufacturing (3.9%)
Pentair plc	5,071,456	344,656,150
Xylem Inc.	4,414,308	276,468,110
		621,124,260

Insurance (2.6%)
Verisk Analytics Inc. θ	4,922,040	409,464,508

Internet (4.0%)
Alphabet Inc., Class A θ	314,000	305,748,080
Alphabet Inc., Class C θ	339,396	325,518,098
		631,266,178

Medical Equipment (1.4%)
Patterson Companies Inc. Ω	5,690,689	219,945,130

Natural Gas (1.9%)
MDU Resources Group Inc. Ω	11,324,166	293,862,108

Oil & Gas (1.0%)
National Oilwell Varco Inc.	4,553,090	162,681,906

Pharmaceuticals (13.3%)
Allergan plc	1,288,113	263,998,759
Gilead Sciences Inc.	10,663,184	863,931,168
McKesson Corp.	2,677,568	411,301,220
Novartis AG (ADR) θ	6,465,955	555,102,237
		2,094,333,384

Real Estate Investment Trusts (4.2%)
Iron Mountain Inc.	9,208,919	358,226,949
Public Storage	1,425,776	305,101,806
		663,328,755

Retail (3.4%)
CVS Health Corp.	6,709,530	545,618,980

Semiconductors (6.1%)
Intel Corp.	18,990,154	723,145,064
KLA-Tencor Corp.	2,293,287	243,088,422
		966,233,486

Telecommunications Equipment (2.0%)
Motorola Solutions Inc.	3,649,423	309,726,530

Transportation (3.2%)
United Parcel Service Inc., Class B	4,233,270	508,373,394

Utility & Power Distribution (2.0%)
Sempra Energy	2,702,798	308,470,336

Waste Management (2.3%)
Waste Management Inc.	4,741,000	371,078,070

Total investment in equities (96.9%)
(cost $12,236,147,892)		15,310,955,192

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Community Trust Credit Union	0.80%	10/15/2017	250,000	249,589
Urban Partnership Bank	0.30%	09/24/2018	250,000	240,164
				489,753

Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2017 Participating depository institutions: Amarillo National Bank, par 175,657; Bank of America, N.A., par 243,500; First United Bank & Trust Company, par 243,500; Independent Bank, par 243,500; Parke Bank, par 243,500; Portage Community Bank, par 243,500; South State Bank, par 243,500; TIAA, FSB, par 119,843; United Bank, par 243,500; (cost $1,963,516)	0.95%	03/15/2018	2,000,000	1,963,516

Community Development Loans (0.1%) α
Boston Community Loan Fund	1.00%	04/15/2018	100,000	96,762
MicroVest Plus, LP Note	2.25%	04/15/2018	7,500,000	7,257,124
New Hampshire Community Loan Fund	1.00%	07/31/2018	500,000	475,014
Root Capital Loan Fund	1.25%	02/01/2018	200,000	195,924
TMC Development Working Solutions	1.00%	05/25/2018	100,000	96,104
Vermont Community Loan Fund	0.85%	04/15/2018	100,000	96,762
				8,217,690

Time Deposits (3.5%)
BBH Cash Management Service
ANZ, Melbourne	0.59%	10/02/2017	144,731,716	144,731,716
BNP Paribas, Paris	0.59%	10/02/2017	114,124,803	114,124,803
Standard Chartered Bank, London	0.59%	10/02/2017	169,667,150	169,667,150
Sumitomo, Tokyo	0.59%	10/02/2017	122,971,614	122,971,614
				551,495,283

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.6%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.94%			93,494,638

Total short-term securities (4.2%)
(cost $655,660,880)				655,660,880

Total securities (101.1%)
(cost $12,891,808,772)				15,966,616,072

Payable upon return of securities loaned (-0.6%)				(93,494,638)

Other assets and liabilities (-0.5%)				(71,415,458)

Total net assets (100.0%)				15,801,705,976

Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

λ This security, or partial position of this security, was on loan at September 30, 2017. The total value of the securities on loan at September 30, 2017 was $91,623,490.

θ This security is non-income producing.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of September 30, 2017 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$12,235,477,608
Unrealized appreciation	$3,144,273,511
Unrealized depreciation	(69,466,211)

Net unrealized appreciation	$3,074,807,300

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2017, that is valued at fair value on a recurring basis:

Investment Securities
Equities:	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,644,618,295	$-	$-	$1,644,618,295
Consumer Staples	2,157,251,253	-	-	2,157,251,253
Energy	162,681,906	-	-	162,681,906
Financials	978,184,657	-	-	978,184,657
Health Care	3,247,120,499	-	-	3,247,120,499
Industrials	1,910,040,232	-	-	1,910,040,232
Information Technology	2,901,351,105	-	-	2,901,351,105
Materials	1,044,046,046	-	-	1,044,046,046
Real Estate	663,328,755	-	-	663,328,755
Utilities	602,332,444	-	-	602,332,444
Short-Term Investments	644,989,921	-	10,670,959	655,660,880
Total	$15,955,945,113	$-	$10,670,959	$15,966,616,072

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2017:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2016	$10,210,292
Discounts/premiums amortization	(139,333)
Purchases	10,750,000
Sales	(10,150,000)
Balance as of September 30, 2017	$10,670,959

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

			Discount for Lack of
Certificates of Deposit	$2,453,269	Liquidity Discount	Marketability	4%
			Discount for Lack of
Community Development Loans	$8,217,690	Liquidity Discount	Marketability	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the nine-month period ended September 30, 2017, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the nine-month period ended September 30, 2017 is set forth below:

Name of Company:	Beginning shares as of January 1, 2017	Shares purchased	Shares sold	Ending shares as of September 30, 2017	Market Value	Dividend Income
Compass Minerals International Inc.	2,224,303	-	704,534	1,519,769	$98,633,008	$4,804,494
MDU Resources Group Inc.	11,324,166	-	-	11,324,166	293,862,108	6,539,706
Patterson Companies Inc.	5,690,689	-	-	5,690,689	219,945,130	4,324,924
WD-40 Co.	1,220,000	-	-	1,220,000	136,518,000	1,793,400
Total Affiliates					$748,958,246	$17,462,524

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2017 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)

Public Storage	5.15%	06/02/2022	121,127	3,068,147
Wells Fargo & Co.	5.63%	06/15/2022	126,100	3,302,559

Total investment in preferred stocks (2.7%)				6,370,706
(cost $6,279,785)

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

JP Morgan Mortgage Trust Series 2011-C4, Class A3	4.11%	07/15/2046	1,412,330	1,428,843
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	1,000,000	1,060,386
JP Morgan Mortgage Trust Series 2013-C13, Class A2	2.67%	01/15/2046	973,222	979,960
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	1,000,000	1,018,679

Total investment in commercial mortgage-backed securities (1.8%)				4,487,868
(cost $4,534,598)

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Semiconductors (0.4%)
Intel Corp.	2.95%	12/15/2035	750,000	1,066,875

Total investment in convertible bonds (0.4%)				1,066,875
(cost $874,056)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Air Transportation (0.6%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	1,200,924	1,321,017

Apparel (2.9%)
Hanesbrands Inc.	4.63%	05/15/2024	2,500,000	2,603,125
VF Corp.	3.50%	09/01/2021	4,000,000	4,172,300
				6,775,425

Chemicals (1.7%)
Praxair Inc.	3.20%	01/30/2026	3,977,000	4,069,489

Computers (2.4%)
Apple Inc.	2.85%	02/23/2023	4,000,000	4,095,860
Apple Inc.	4.38%	05/13/2045	1,500,000	1,629,957
				5,725,817

Cosmetics & Personal Care (0.8%)
Procter & Gamble Co.	2.30%	02/06/2022	2,000,000	2,015,496

Entertainment (3.0%)
Comcast Corp.	3.38%	02/15/2025	3,000,000	3,085,716
The Walt Disney Co.	2.30%	02/12/2021	4,000,000	3,996,932
				7,082,648

Financial Services (3.7%)
Charles Schwab Corp.	3.45%	02/13/2026	4,000,000	4,115,400
Mastercard Inc.	2.00%	11/21/2021	2,000,000	4,697,541
				8,812,941

Health Care Products (1.6%)
Danaher Corp.	3.35%	09/15/2025	3,750,000	3,898,286

Health Care Services (3.0%)
Cardinal Health Inc.	3.08%	06/15/2024	2,000,000	2,013,936
Cardinal Health Inc.	3.50%	11/15/2024	2,000,000	2,053,098
Hologic Inc.	5.25%	07/15/2022	3,000,000	3,150,000
				7,217,034

Home Products (1.5%)
The Clorox Company	3.50%	12/15/2024	3,500,000	3,613,309

Industrial Manufacturing (4.1%)
3M Company	2.88%	10/15/2027	2,000,000	1,989,640
Pentair Finance SA	3.15%	09/15/2022	4,050,000	4,013,364
Sealed Air Corp.	5.25%	04/01/2023	3,500,000	3,771,250
				9,774,254

Insurance (1.4%)
Verisk Analytics Inc.	5.50%	06/15/2045	3,000,000	3,404,070

Internet (1.4%)
Alphabet Inc.	2.00%	08/15/2026	3,500,000	3,287,995

Medical Equipment (1.2%)
Agilent Technologies Inc.	3.20%	10/01/2022	2,000,000	2,020,304
Agilent Technologies Inc.	3.05%	09/22/2026	1,000,000	965,058
				2,985,362

Oil & Gas (1.4%)
National Oilwell Varco Inc.	2.60%	12/01/2022	3,500,000	3,397,562

Pharmaceuticals (4.1%)
Bristol-Myers Squibb	3.25%	02/27/2027	3,000,000	3,080,724
Gilead Sciences Inc.	3.70%	04/01/2024	2,000,000	2,112,268
Novartis Capital Corp.	3.00%	11/20/2025	4,500,000	4,581,932
				9,774,924
Real Estate Investment Trusts (2.6%)
Iron Mountain Inc.	6.00%	08/15/2023	2,900,000	3,070,375
Regency Centers LP	3.75%	06/15/2024	3,000,000	3,064,293
				6,134,668

Retail (10.1%)
Costco Wholesale Corp.	2.25%	02/15/2022	3,000,000	3,010,446
CVS Health Corp.	2.80%	07/20/2020	2,000,000	2,034,478
CVS Health Corp.	3.38%	08/12/2024	2,000,000	2,043,554
Masco Corp.	3.50%	04/01/2021	4,000,000	4,107,480
Nordstrom Inc.	4.00%	10/15/2021	1,500,000	1,537,071
Nordstrom Inc.	4.00%	03/15/2027	2,000,000	1,981,522
Starbucks Corp.	3.85%	10/01/2023	3,500,000	3,764,586
Starbucks Corp.	2.45%	06/15/2026	2,000,000	1,922,764
Whole Foods Market Inc.	5.20%	12/03/2025	3,000,000	3,444,462
				23,846,363

Semiconductor Capital Equipment (1.6%)
Applied Materials Inc.	3.90%	10/01/2025	3,500,000	3,739,474

Semiconductors (3.0%)
Altera Corp.	4.10%	11/15/2023	3,000,000	3,231,840
KLA-Tencor Corp.	4.65%	11/01/2024	3,500,000	3,791,599
				7,023,439

Services (1.5%)
Hilton Worldwide Finance LLC	4.63%	04/01/2025	3,500,000	3,605,000

Software (3.0%)
Autodesk Inc.	4.38%	06/15/2025	3,200,000	3,396,122
Microsoft Corp.	2.40%	08/08/2026	4,000,000	3,866,240
				7,262,362

Telecommunication Equipment (1.4%)
Juniper Networks Inc.	4.50%	03/15/2024	3,000,000	3,189,219

Transportation (4.4%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	3,500,000	3,759,770
FedEx Corp.	2.70%	04/15/2023	3,000,000	2,993,925
United Parcel Service Inc.	2.45%	10/01/2022	3,500,000	3,533,789
				10,287,484

Waste Management (2.2%)
Waste Management Inc.	2.90%	09/15/2022	2,500,000	2,543,700
Waste Management Inc.	3.50%	05/15/2024	2,500,000	2,593,883
				5,137,583

Total investment in corporate bonds (64.6%)				153,381,221
(cost $152,222,217)

Federal Agency Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Fannie Mae Pool 890430	3.50%	07/01/2027	819,936	856,276
Fannie Mae Pool AB4432	3.50%	02/01/2042	3,082,162	3,192,319
Fannie Mae Pool AB5163	2.50%	05/01/2027	2,498,138	2,531,890
Fannie Mae Pool AK2413	4.00%	02/01/2042	2,899,858	3,079,762
Fannie Mae Pool AQ2925	3.50%	01/01/2043	1,111,245	1,150,877
Fannie Mae Pool AR3302	3.50%	01/01/2043	3,426,800	3,556,087
Fannie Mae Pool AS2502	4.00%	05/01/2044	1,048,578	1,118,617
Fannie Mae Pool AS7492	4.00%	07/01/2046	1,774,716	1,871,401
Fannie Mae Pool AV0971	3.50%	08/01/2026	803,510	836,919
Freddie Mac Pool C91754	4.50%	02/01/2034	1,039,565	1,124,796
Freddie Mac Pool Q36308	4.00%	09/01/2045	1,228,653	1,304,430
Freddie Mac Pool V82155	4.00%	12/01/2045	1,018,489	1,077,770

Total investment in federal agency mortgage-backed securities (9.1%)				21,701,144
(cost $22,054,834)

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	1.63%	04/10/2018	4,000,000	4,002,140

Total investment in supranational bonds (1.7%)				4,002,140
(cost $4,010,240)

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	0.88%	11/15/2017	3,000,000	2,999,253
U.S. Treasury	0.88%	11/30/2017	2,000,000	1,999,266
U.S. Treasury	1.50%	07/15/2020	3,000,000	2,991,798
U.S. Treasury	1.75%	06/30/2022	2,000,000	1,985,390
U.S. Treasury	1.88%	07/31/2022	3,000,000	2,993,439
U.S. Treasury	1.75%	01/31/2023	3,000,000	2,963,439
U.S. Treasury	2.75%	11/15/2023	4,000,000	4,157,500
U.S. Treasury	2.75%	02/15/2024	2,000,000	2,077,188
U.S. Treasury	2.50%	05/15/2024	2,000,000	2,045,626
U.S. Treasury	2.00%	06/30/2024	2,000,000	1,982,032
U.S. Treasury	2.25%	11/15/2024	4,000,000	4,019,688
U.S. Treasury	2.13%	05/15/2025	2,000,000	1,987,032
U.S. Treasury	2.38%	05/15/2027	3,000,000	3,012,423
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,086,140	1,116,354
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,081,570	1,084,957
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,032,270	1,032,397
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,168,500	1,308,097

Total investment in U.S. government treasury bonds (16.7%)				39,755,879
(cost $39,424,758)

Total investment in long-term securities (97.0%)				230,765,833
(cost $229,400,488)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Community Development Loans (1.1%) α
MicroVest Plus, LP Note	2.25%	10/15/2017	2,500,000	2,493,836

Time Deposits (1.4%)
BBH Cash Management Service
JPMorgan Chase, New York	0.59%	10/02/2017	3,399,127	3,399,127

U.S. Government Treasury (0.8%)
U.S. Treasury Bill	0.00%	07/19/2018	2,000,000	1,980,592

Total short-term securities (3.3%)
(cost $7,873,555)				7,873,555

Total securities (100.3%)
(cost $237,274,043)				238,639,388

Other assets and liabilities (-0.3%)				(711,940)

Total net assets (100.0%)				237,927,448

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.

LP Limited Partnership

TIPS Treasury Inflation Protected Security

The portfolio of investments as of September 30, 2017 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$229,400,488
Unrealized appreciation	$2,967,515
Unrealized depreciation	(1,602,170)

Net unrealized appreciation	$1,365,345

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks	$-	$6,370,706	$-	$6,370,706
Commercial Mortgage-Backed Securities	-	4,487,868	-	4,487,868
Convertible Bonds	-	1,066,875	-	1,066,875
Corporate Bonds	-	153,381,221	-	153,381,221
Federal Agency Mortgage-Backed Securities	-	21,701,144	-	21,701,144
Supranational Bonds	-	4,002,140	-	4,002,140
U.S. Government Treasury Bonds	-	39,755,879	-	39,755,879
Short-Term Investments	5,379,719	-	2,493,836	7,873,555
Total	$5,379,719	$230,765,833	$2,493,836	$238,639,388

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2017:

Community Development Loans
Balance as of December 31, 2016	$2,382,055
Discounts/premiums amortization	111,781
Purchases	-
Sales	-
Balance as of September 30, 2017	$2,493,836

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$2,493,836	Liquidity Discount	Discount for Lack of Marketability	6%

The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 8, 2017